Trade and other receivables - Narrative (Details) - 2,000 Million Facilities Agreement with Bank Syndicate - Term Loan Facility - USD ($) $ in Millions	Jun. 30, 2025	Jun. 20, 2025
Disclosure of detailed information about hedging instruments [line items]
Deferred arrangement fees	$ 28.4
Notional Value	$ 2,000.0	$ 1,250.0